Document and Entity Information	9 Months Ended
Nov. 30, 2011
Document And Entity Information
Entity Registrant Name	PAN AMERICAN GOLDFIELDS LTD
Entity Central Index Key	0001046672
Document Type	10-Q
Document Period End Date	Nov. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	65,025,730
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 on Form 10-QA (the "Form 10-QA") to the Quarterly Report on Form 10-Q for Pan American Goldfields Ltd ("we" or the "Company") for the quarterly period ended November 30, 2011, initially filed with the Securities and E
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011